Dresdner RCM Global
Investors LLC
                                   4 Embarcadero Center
                                   San Francisco, California
94111


May 6, 1998

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Dresdner RCM Equity Funds, Inc. (the "Company"):
     Dresdner RCM Large Cap Growth Fund
     Dresdner RCM Global Small Cap Fund
     Dresdner RCM Global Technology Fund
     Dresdner RCM Global Health Care Fund
     Dresdner RCM Biotechnology Fund
     Dresdner RCM Emerging Markets Fund (the "Funds")
     File Nos. 33-97572 and 811-9100

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this certifies that the form of Prospectus and Statement of Additional Information for the above referenced Funds that would have been filed under paragraph (b) or (c) does not differ from that contained in the most recent registration statement, which was filed electronically on May 1, 1998.

Sincerely,



/s/Richard W. Ingram
President, Treasurer and Chief Financial Officer